Fair Value of Financial Instruments and Derivatives Instruments, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Derivative liabilities	$ 591	$ 2,237
Derivatives liabities	8,978	10,130
Derivatives not designated as hedging instruments | Interest Rate
Derivative [Line Items]
Total Derivatives	0	0
Total Derivatives	9,569	12,367
Derivatives not designated as hedging instruments | Interest Rate | Current assets [Member]
Derivative [Line Items]
Derivative assets	0	0
Derivatives not designated as hedging instruments | Interest Rate | Noncurrent assets [Member]
Derivative [Line Items]
Derivative assets	0	0
Derivatives not designated as hedging instruments | Interest Rate | Current liabilities [Member]
Derivative [Line Items]
Derivative liabilities	591	2,237
Derivatives not designated as hedging instruments | Interest Rate | Noncurrent liabilities [Member]
Derivative [Line Items]
Derivatives liabities	$ 8,978	$ 10,130